As filed with the Securities and Exchange Commission on March 27, 2017
Securities Act Registration No. 333-62270
Investment Company Act Registration No 811-10399

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Pre-Effective Amendment No.  _____
Post-Effective Amendment No. 110                    [X]
and/or

REGISTRATION STATEMENT
Under the Investment Company Act Of 1940

Amendment No. 112                                          [X]

HENDERSON GLOBAL FUNDS
(Exact Name of Registrant as Specified in Charter)

737 NORTH MICHIGAN AVENUE, SUITE 1700
CHICAGO, ILLINOIS 60611
(Address of Principal Executive Offices, including Zip Code)

Registrant's Telephone Number, Including Area Code:  (312) 871-6200

(Name and Address of Agent for Service)	Copy to:
CHRISTOPHER M. GOLDEN 737 NORTH MICHIGAN AVENUE, SUITE 1700 CHICAGO, ILLINOIS 60611	CATHY G. O’KELLY VEDDER PRICE P.C. 222 NORTH LASALLE STREET CHICAGO, ILLINOIS 60601

It is proposed that this filing will become effective:  (check appropriate box)
         immediately upon filing pursuant to paragraph (b); or
   x    on April 26, 2017 pursuant to paragraph (b); or
         60 days after filing pursuant to paragraph (a)(1); or
         on _______ pursuant to paragraph (a)(1); or
         75 days after filing pursuant to paragraph (a)(2); or
         on ________ pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:
       x   This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 110 to the Registration Statement on Form N-1A for Henderson Global Funds (the “Trust”) is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933, as amended (the “1933 Act”) solely for the purpose of delaying the effectiveness of the Class P Shares of the Henderson Global Equity Income Fund filed as part of Post-Effective Amendment No. 109 (“PEA No. 109” or the “Amendment”), which was filed with the Securities and Exchange Commission (the “SEC”) via EDGAR Accession No. 0000891804-17-000070 on January 27, 2017, pursuant to paragraph (a)(2) of Rule 485 under the 1933 Act.  Since no other changes are intended to be made to PEA No. 109 by means of this filing, Parts A, B and C of PEA No. 109 are incorporated herein by reference.

PART A – PROSPECTUS

The Prospectus for the Henderson Global Equity Income Fund (the “Fund”), a series of the Trust, is incorporated herein by reference to Part A of PEA No. 109.

PART B – STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information for the Fund is incorporated herein by reference to Part B of PEA No. 109.

PART C – OTHER INFORMATION

Part C of this Post-Effective Amendment is incorporated herein by reference to Part C of PEA No. 109.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended and the Investment Company Act of 1940, as amended, the Registrant certifies that this Post-Effective Amendment No. 110 to the Registration Statement meets all the requirements for effectiveness pursuant to Rule 485(b) of the Securities Act of 1933, as amended, and the Registrant has duly caused this Post-Effective Amendment No. 110 and Amendment No. 112 under the Investment Company Act of 1940, as amended to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Chicago, and State of Illinois, on the 27th day of March, 2017.

HENDERSON GLOBAL FUNDS

By:	/s/ James G. O’Brien
President

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated:

Signatures		Title	Date

By:	/s/ James W. Atkinson*	Trustee	March 27, 2017
James W. Atkinson

By:	/s/ Barbara L. Lamb*	Trustee	March 27, 2017
Barbara L. Lamb

By:	/s/ J. Marshall Peck*	Trustee	March 27, 2017
J. Marshall Peck

By:	/s/ Diane L. Wallace*	Trustee	March 27, 2017
Diane L. Wallace

By:	/s/ James G. O’Brien	Trustee and President	March 27, 2017
	James G. O’Brien	(principal executive officer)

By:	/s/ Charles Thompson II	Trustee and Vice President	March 27, 2017
Charles Thompson II

By:	/s/ Troy Statczar	Treasurer	March 27, 2017
	Troy Statczar	(principal financial officer/
principal accounting officer)

By:	/s/ James G. O’Brien*
James G. O’Brien

* Pursuant to powers of attorney previously filed.